Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid (as calculated in accordance with Item 402(v) of Regulation S-K) to our PEO(s), and on an average basis, our other non-PEO NEOs in each case, as determined under SEC rules and certain financial performance measures.

The following table shows the total compensation for our PEO(s) and non-PEO NEOs for the fiscal years 2022 and 2023 as set forth in the Summary Compensation Table, the “compensation actually paid” to our PEO(s), and on an average basis, our other non-PEO NEOs (in each case, as determined under SEC rules), our TSR and our net income.

Pay Versus Performance
Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Summary Compensation Table Total for PEO 2 (2)	Compensation Actually Paid for PEO 2 (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)		Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (5)		Net Income
2023	$1,044,621	$954,818	N/A	N/A	$693,517		$676,591	$24.64	-$	25,652,000
2022	$312,014	$292,957	$382,153	$379,269	$321,605	-$	70,736	$20.52	-$	13,889,000

1.	Adam Mendelsohn served as our PEO for the entirety of fiscal year 2023 and for the portion of fiscal year 2022 following our Merger. Scott Dunbar served as PEO 2 in fiscal year 2022 until the Merger.

The Company’s non-PEO NEOs (the “Reported NEOs”) for the indicated fiscal years were as follows:

–	2023: Truc Le and Lisa Porter
–	2022: Truc Le and Brigid Makes

2.	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO(s) and (ii) the average of the total compensation reported in the Summary Compensation Table for the Reported NEOs in the indicated year for such years.
3.	Amounts reported in these columns represent the compensation actually paid to our PEO(s) for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below:

PEO
			2022		2023
	Summary Compensation Table - Total Compensation	(a)		$312,014	$1,044,621
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)		$0	$435,000
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)		$0	$345,197
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)		$0	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	-$	19,057	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)		$0	$0
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)		$0	$0
=	Compensation Actually Paid			$292,957	$954,818

PEO 2
			2022		2023
	Summary Compensation Table - Total Compensation	(a)		$382,153	N/A
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)		$3,575	N/A
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)		$1,519	N/A
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)		$0	N/A
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	-$	829	N/A
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)		$0	N/A
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)		$0	N/A
=	Compensation Actually Paid			$379,269

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate these fair values did not materially differ from those disclosed at the time of grant.

4.	Amounts reported in this column represent the compensation actually paid to the Reported NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

Non-PEO NEO Average
			2022		2023
	Summary Compensation Table - Total Compensation	(a)		$321,605	$693,517
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)		$50,692	$209,300
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)		$14,826	$159,338
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-$	312,905	$8,189
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	-$	43,210	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)		$0	$24,848
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)		$0	$0
=	Compensation Actually Paid		-$	70,736	$676,591

Please see footnote 1 for the Reported NEOs included in the average for each indicated fiscal year.

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate these fair values did not materially differ from those disclosed at the time of grant.

5.	Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on August 31, 2022 using the closing stock price on that date, the date the combined new entity of Vivani Medical first traded. Historic stock price performance is not necessarily indicative of future stock price performance.

Named Executive Officers, Footnote [Text Block]

1.	Adam Mendelsohn served as our PEO for the entirety of fiscal year 2023 and for the portion of fiscal year 2022 following our Merger. Scott Dunbar served as PEO 2 in fiscal year 2022 until the Merger.

The Company’s non-PEO NEOs (the “Reported NEOs”) for the indicated fiscal years were as follows:

–	2023: Truc Le and Lisa Porter
–	2022: Truc Le and Brigid Makes

Adjustment To PEO Compensation, Footnote [Text Block]

PEO
			2022		2023
	Summary Compensation Table - Total Compensation	(a)		$312,014	$1,044,621
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)		$0	$435,000
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)		$0	$345,197
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)		$0	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	-$	19,057	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)		$0	$0
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)		$0	$0
=	Compensation Actually Paid			$292,957	$954,818

PEO 2
			2022		2023
	Summary Compensation Table - Total Compensation	(a)		$382,153	N/A
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)		$3,575	N/A
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)		$1,519	N/A
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)		$0	N/A
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	-$	829	N/A
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)		$0	N/A
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)		$0	N/A
=	Compensation Actually Paid			$379,269

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 693,517	$ 321,605
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 676,591	70,736
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEO Average
			2022		2023
	Summary Compensation Table - Total Compensation	(a)		$321,605	$693,517
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)		$50,692	$209,300
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)		$14,826	$159,338
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-$	312,905	$8,189
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	-$	43,210	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)		$0	$24,848
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)		$0	$0
=	Compensation Actually Paid		-$	70,736	$676,591

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[1],[4]	$ 24.64	20.52
Net Income (Loss) Attributable to Parent		25,652,000	13,889,000
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		209,300	50,692
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		159,338	14,826
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,189	312,905
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	43,210
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		24,848	0
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Peo1
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]	1,044,621	312,014
PEO Actually Paid Compensation Amount	[1],[5]	954,818	292,957
Peo1 | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		435,000	0
Peo1 | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		345,197	0
Peo1 | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Peo1 | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	19,057
Peo1 | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Peo1 | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	0
Peo2
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]		382,153
PEO Actually Paid Compensation Amount	[1],[5]		379,269
Peo2 | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,575
Peo2 | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,519
Peo2 | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Peo2 | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			829
Peo2 | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Peo2 | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0
Adam Mendelsohn | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Adam Mendelsohn
Merger. Scott Dunbar | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Merger. Scott Dunbar
Truc Le | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Truc Le	Truc Le
Lisa Porter | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Lisa Porter
Brigid Makes | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Brigid Makes

[1]	Adam Mendelsohn served as our PEO for the entirety of fiscal year 2023 and for the portion of fiscal year 2022 following our Merger. Scott Dunbar served as PEO 2 in fiscal year 2022 until the Merger.
[2]	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO(s) and (ii) the average of the total compensation reported in the Summary Compensation Table for the Reported NEOs in the indicated year for such years.
[3]	Amounts reported in this column represent the compensation actually paid to the Reported NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:
[4]	Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on August 31, 2022 using the closing stock price on that date, the date the combined new entity of Vivani Medical first traded. Historic stock price performance is not necessarily indicative of future stock price performance.
[5]	Amounts reported in these columns represent the compensation actually paid to our PEO(s) for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below: